Schedule of Municipal Bonds Held For Investment by Geographic Distribution (Detail)	Dec. 31, 2019	Dec. 31, 2018
California
Schedule of Investments [Line Items]
Percentage of municipal bond portfolio carrying value	33.30%	28.10%
Texas
Schedule of Investments [Line Items]
Percentage of municipal bond portfolio carrying value	10.80%	12.20%
Oregon
Schedule of Investments [Line Items]
Percentage of municipal bond portfolio carrying value	10.60%	7.60%
Illinois
Schedule of Investments [Line Items]
Percentage of municipal bond portfolio carrying value	8.00%	5.90%